Provision for (Benefit from) Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current
Federal	$ (4)	$ (109)	$ 0
State	12	(16)	(3)
Foreign	36	7	36
Current income tax provision (benefit)	44	(118)	33
Deferred
Federal	28	93	36
State	8	20	10
Foreign	1	15	(14)
Deferred income tax provision	37	128	32
Provision for income taxes	$ 81	$ 10	$ 65